Share Capital (Details 2) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Statement [Line Items]
Total Share-based Payments	$ 974	$ 974	$ 170	$ 120	$ 120
Directors and Officers
Statement [Line Items]
Total Share-based Payments	929		148	101
Employees
Statement [Line Items]
Total Share-based Payments	12		3	0
Consultants
Statement [Line Items]
Total Share-based Payments	$ 33		$ 19	$ 19